Asset Acquisitions - Footnote Information From Schedule of Asset Acquisition (Details) - USD ($)			12 Months Ended
	Nov. 10, 2022	Oct. 17, 2022	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Transaction costs			$ 0	$ 1,475,144
Emerald Health Therapeutics Inc
Asset Acquisition [Line Items]
Equity interest issued or issuable (in shares)	1,665,083
Equity interest issued or issuable (in dollars per share)	$ 5.75
Common stock	$ 9,574,222
EHT rollover stock options	$ 105,929
Options issued and outstanding (in shares)	33,132
EHT rollover warrants	$ 203,515
Aggregate transaction costs	1,945,140
Transaction costs	341,629
Transaction costs	1,552,490
Common stock issuance costs	(25,511)
Assets held for sale	6,610,662
Working capital loan		$ 700,000
Related party loan	680,901
Other current assets	356,961
Short term liability	557,010
Other current liabilities - related parties	722,839
Other accrued liabilities	587,139
Contingent liability	$ 135,700
Emerald Health Therapeutics Inc | EHT Warrants
Asset Acquisition [Line Items]
Warrants issued (in shares)	243,781
EHT, Verdelite Facility, Gross
Asset Acquisition [Line Items]
Assets held for sale	$ 8,540,732
EHT, Verdelite Facility, Direct Costs
Asset Acquisition [Line Items]
Assets held for sale	390,241
EHT, Verdelite Facility, Fair Value
Asset Acquisition [Line Items]
Assets held for sale	2,072,981
EHT, Verdelite Facility, Net
Asset Acquisition [Line Items]
Assets held for sale	6,467,751
EHT, Deposits Related To Utilities
Asset Acquisition [Line Items]
Assets held for sale	23,910
EHT, License
Asset Acquisition [Line Items]
Assets held for sale	91,700
EHT, Prepaid Expenses
Asset Acquisition [Line Items]
Assets held for sale	27,301
EHT, Deposits Related To Excise Bonds
Asset Acquisition [Line Items]
Other current assets	252,418
EHT, Open Receivable Balance
Asset Acquisition [Line Items]
Other current assets	104,543
EHT, Open Receivable Balance, Former Customer
Asset Acquisition [Line Items]
Other current assets	75,396
EHT, Open Receivable Balance, Property Tax Refund
Asset Acquisition [Line Items]
Other current assets	$ 29,147